Loans and Allowance for Credit Losses (Ages of Past Due Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		¥ 490,720	¥ 472,291
Loans, current		116,545,125	117,753,634
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	117,035,845	118,225,925
Loans, greater than 90 days past due and accruing		19,079	40,608
1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		262,572	241,612
Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		228,148	230,679
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		57,203	31,878
Loans, current		50,955,451	51,999,461
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	51,012,654	52,031,339
Loans, greater than 90 days past due and accruing		6,419	5,817
Commercial [Member] | Domestic [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		13,290	12,410
Commercial [Member] | Domestic [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		43,913	19,468
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		2,795	3,098
Loans, current		10,867,094	11,765,609
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	10,869,889	11,768,707
Loans, greater than 90 days past due and accruing			20
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,495	1,427
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,300	1,671
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		796	516
Loans, current		779,925	818,168
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	780,721	818,684
Commercial [Member] | Domestic [Member] | Construction [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		359	281
Commercial [Member] | Domestic [Member] | Construction [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		437	235
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		5,315	7,713
Loans, current		11,686,599	11,525,091
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	11,691,914	11,532,804
Loans, greater than 90 days past due and accruing		1,633	1,542
Commercial [Member] | Domestic [Member] | Real Estate [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		2,090	2,655
Commercial [Member] | Domestic [Member] | Real Estate [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		3,225	5,058
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,645	4,519
Loans, current		2,665,709	2,531,022
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	2,667,354	2,535,541
Loans, greater than 90 days past due and accruing		26	4
Commercial [Member] | Domestic [Member] | Services [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,025	1,294
Commercial [Member] | Domestic [Member] | Services [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		620	3,225
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		8,084	3,815
Loans, current		7,962,875	7,960,865
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	7,970,959	7,964,680
Loans, greater than 90 days past due and accruing		1,349	149
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		3,886	1,932
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		4,198	1,883
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		21	24
Loans, current		4,812,328	5,222,983
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	4,812,349	5,223,007
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due			3
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		21	21
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		985	799
Loans, current		1,550,219	1,633,418
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	1,551,204	1,634,217
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		657	583
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		328	216
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		28,566	436
Loans, current		8,909,368	8,859,289
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	8,937,934	8,859,725
Commercial [Member] | Domestic [Member] | Other Industries [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		251	337
Commercial [Member] | Domestic [Member] | Other Industries [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		28,315	99
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		8,996	10,958
Loans, current		1,721,334	1,683,016
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	1,730,330	1,693,974
Loans, greater than 90 days past due and accruing		3,411	4,102
Commercial [Member] | Domestic [Member] | Consumer [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		3,527	3,898
Commercial [Member] | Domestic [Member] | Consumer [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		5,469	7,060
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		32,167	55,373
Loans, current		36,694,369	37,239,855
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	36,726,536	37,295,228
Loans, greater than 90 days past due and accruing		1,083	2,244
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		12,512	5,268
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		19,655	50,105
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		97,472	120,562
Loans, current		13,974,118	14,202,076
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	14,071,590	14,322,638
Loans, greater than 90 days past due and accruing		10,806	31,382
Residential [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		78,073	78,227
Residential [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		19,399	42,335
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		51,105	48,788
Loans, current		528,284	533,484
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	579,389	582,272
Card [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		18,887	17,490
Card [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		32,218	31,298
MUAH [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		36,793	39,374
Loans, current		9,009,426	8,998,049
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	9,046,219	9,037,423
Loans, greater than 90 days past due and accruing		771	1,165
FDIC covered loans not subject to the guidance on loans and debt securities acquired with deteriorated credit quality		5	438
MUAH [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		23,145	25,162
MUAH [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		13,648	14,212
Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		215,980	176,316
Loans, current		5,383,477	4,780,709
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	5,599,457	4,957,025
Krungsri [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		116,665	103,055
Krungsri [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		¥ 99,315	¥ 73,261

[1]	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
[2]	Total loans of MUFG Americas Holdings do not include ¥438 million and ¥5 million of FDIC covered loans at March 31, 2017 and 2018, respectively, which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality.